Prudential Day One 2025 Fund
Schedule of Investments (unaudited) as of April 30, 2020
Description	Shares	Value
Long-Term Investments 92.9%
Affiliated Mutual Funds
PGIM Core Conservative Bond Fund (Class R6)	480,245	$5,080,992
PGIM Global Real Estate Fund (Class R6)	173,532	3,359,583
PGIM Jennison Small-Cap Core Equity Fund (Class R6)*	54,436	548,715
PGIM QMA Commodity Strategies Fund (Class R6)	387,306	2,862,191
PGIM QMA International Developed Markets Index Fund (Class R6)	489,845	5,001,314
PGIM QMA Large-Cap Core Equity Fund (Class R6)	713,779	10,021,462
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	123,872	1,088,838
PGIM QMA US Broad Market Index Fund (Class R6)	382,184	5,018,077
PGIM TIPS Fund (Class R6)	1,037,373	10,664,190
PGIM Total Return Bond Fund (Class R6)	594,852	8,482,592

Total Long-Term Investments (cost $51,538,646)		52,127,954

Short-Term Investment 7.0%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $3,952,244)	3,952,244	3,952,244

TOTAL INVESTMENTS 99.9% (cost $55,490,890)(w)		56,080,198
Other assets in excess of liabilities 0.1%		41,172

Net Assets 100.0%		$56,121,370

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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Prudential Day One Funds